RELATED PARTY BALANCES AND TRANSACTIONS (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2022	Dec. 31, 2021
Related Party Transactions [Abstract]
Schedule of balances with related parties
	June 30,	December 31,
	2 0 2 2	2 0 2 1

Long-term loans from a major stockholder	233	239
Trade account payables (*)	69	-

	December 31,	Period from March 22, (Inception) to December 31,
	2021	2020

Long-term loans from a major stockholder	239	62

Schedule of transactions with related parties
	Six Months ended June 30
	2 0 2 2	2 0 2 1

Management fees to a major stockholder	32	25
Sales and marketing (*)	65	-
Interest on loans from a major stockholder	10	4
Stockholder’s Salaries	36	-

	December 31,	Period from March 22, (Inception) to December 31,
	2021	2020

Management fees to a major stockholder	49	-

Interest on long-term loans from a major stockholder (reflected in stockholders’ equity)	13	2